Annual Fund Operating Expenses	12 Months Ended
	Oct. 31, 2012
Vanguard Windsor Fund - Investor Shares | Vanguard Windsor Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.38%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.41%	[1]
Vanguard Windsor II Fund - Investor Shares | Vanguard Windsor II Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.33%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.35%
Vanguard Windsor II Fund - Admiral Shares | Vanguard Windsor II Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.27%
Vanguard Windsor Fund - Admiral Shares | Vanguard Windsor Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.31%	[1]

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.